SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Net operating loss & charitable contribution carryforwards	$ 12,905,738	$ 11,485,524
Capitalized expenditures	1,396,415	1,535,736
Research and experimentation credit carryforwards	1,014,466	946,246
Stock based compensation	1,491,338	1,427,946
Property and Equipment	1,531	2,616
Accrued expenses	746,143	162,191
Inventory allowance	51,463	70,805
Gross deferred tax assets	17,607,094	15,631,061
Deferred tax asset valuation allowance	(17,607,094)	(15,631,061)
Net deferred tax assets